Share-Based Compensation - Schedule of Share-Based Payment Arrangement, Option, Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement [Abstract]
Number of Share options ,Beginning	4,170,627	4,597,156	2,152,830
Number of Share options , Granted	385,434	1,160,557	2,833,812
Number of Share options , Repurchased			(389,486)
Number of Share options , Exercised		(1,587,086)
Number of Share options , Ending	4,556,061	4,170,627	4,597,156	2,152,830
Number of Share options , Vested and expect to be vested	4,556,061
Number of Share options ,Exercisable	4,556,061
Weighted Average Exercise Price , Beginning	$ 0.05	$ 0.05	$ 0.05
Weighted Average Exercise Price , Granted	0.05	0.05	0.05
Weighted Average Exercise Price , Repurchased			0.05
Weighted Average Exercise Price , Exercised		0.05
Weighted Average Exercise Price , Ending	0.05	0.05	0.05	$ 0.05
Weighted Average Exercise Price , Vested and expect to be vested	0.05
Weighted Average Exercise Price , Exercisable	0.05
Weighted Average Fair value at grant date , Beginning	0.57	1.08	0.4
Weighted Average Fair value at grant date , Granted	7.43	6.1	2.3
Weighted Average Fair value at grant date , Repurchased			6.25
Weighted Average Fair value at grant date , Exercised		6.1
Weighted Average Fair value at grant date , Ending	1.15	$ 0.57	$ 1.08	$ 0.4
Weighted Average Fair value at grant date , Vested and expect to be vested	1.15
Weighted Average Fair value at grant date , Exercisable	$ 1.15
Weighted remaining contractual years		5 years 7 months 20 days	6 years 10 months 20 days	4 years 11 months 19 days
Weighted remaining contractual years, Granted		10 years	10 years
Weighted remaining contractual years, Repurchased			9 years 1 month 20 days
Weighted remaining contractual years, Exercised		9 years 2 months 8 days
Weighted remaining contractual years, Vested and expect to be vested	5 years 7 days
Weighted remaining contractual years, Exercisable	5 years 7 days
Aggregate intrinsic value , Beginning	$ 2,133	$ 4,714	$ 753
Aggregate intrinsic value , Granted		7,021	6,376
Aggregate intrinsic value , Repurchased			(2,415)
Aggregate intrinsic value , Exercised		(9,602)
Aggregate intrinsic value , Ending		$ 2,133	$ 4,714	$ 753
Aggregate intrinsic value , Vested and expect to be vested	5,239
Aggregate intrinsic value , Exercisable	$ 5,239